Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Profit or loss [abstract]
Remeasurements of defined benefit liability, net of taxes	$ 0	$ 0	$ 0
Foreign currency translation differences, tax	0	0	0
Other comprehensive income/(loss), net	$ 0	$ 0	$ 0

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).